LEASE	12 Months Ended
Dec. 31, 2018
LEASE
LEASE

32)  LEASE

a)  Accounting policy

The classification of an agreement as a commercial lease is based on substantive issues related to the use of an asset or specific assets, or even the right to use a given asset, on the initial date of its execution.

Finance lease agreements: By means of these agreements, the Company assumes substantially all risks and rewards relating to ownership of a leased item. These are capitalized at the lease inception at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Initial direct costs incurred in the transaction are added to cost, where applicable. Payments of finance lease agreements are allocated to financial charges and reduction of finance lease liabilities in order to obtain the constant interest rate on the outstanding liability balance. Implicit interest recognized in liabilities is allocated to the income statement over the lease term using the effective interest rate method.

Leased assets are depreciated according to their estimated useful lives or the lease term, whichever is shorter.

The Company and its subsidiaries are parties to the following finance lease agreements:

•As lessee: lease agreements for transmission equipment and media arising from a joint construction agreement with another telecom operator, based on an optical network linked to the power transmission line, interconnecting the northern Brazilian cities to the Company’s national backbone and lease of towers and rooftops (arising from sale and finance leaseback, for which the net carrying amount of the assets upon disposal remained unchanged, a liability was recognized at the present value of minimum lease payments and deferred income was recorded at the difference between the selling price and the mentioned present value (Note 21).

•As lessor: Lease agreements for IT equipment (“Soluciona TI” product) for which the Company recognizes revenue, upon inception, at the present value of lease payments matched against accounts receivable (Note 4).

The difference between the nominal amount of lease payments and recorded accounts receivable/payable are recognized as finance income/expenses using the effective interest method over the lease term.

At December 31, 2018, property, plant and equipment and intangible assets included net residual amounts of R$269,076 (R$280,103 as at December 31, 2017), in which the Company is a leaser of financial leasing operations.

Operating lease: These are lease agreements where the lessor holds a significant portion of risks and rewards, where effects are recognized in the income statements for the year over the contractual term.